Retirement benefits - Summary of Retirement Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans:
Interest income on plan assets	$ (3,417)	$ (1,732)	$ (1,160)
Other	262	246	(343)
Total	850	1,375	1,293
Defined contribution plans	474	420	403
Total retirement benefit expense	1,324	1,795	1,696
Pensions
Defined benefit plans:
Current service cost, defined benefit plans	731	1,100	1,385
Interest expense, defined benefit plans	3,072	1,584	1,223
OPEB
Defined benefit plans:
Current service cost, defined benefit plans	36	57	60
Interest expense, defined benefit plans	$ 166	$ 120	$ 128